Note 8 - Accrued Interest Receivable and Other Assets	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Other Assets Disclosure [Text Block]
8.	ACCRUED INTEREST RECEIVABLE AND OTHER ASSETS

The components of accrued interest receivable and other assets at the years ended
December 31:

(Dollar amounts in thousands)	2018	2017

Restricted stock	$3,679	$3,589
Accrued interest receivable on investment securities	794	707
Accrued interest receivable on loans	2,839	2,581
Deferred tax asset, net	1,232	647
Other real estate owned	270	212
Other	884	1,620

Total	$9,698	$9,356